Financing Agreements - Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	$ 3,404.3		$ 4,043.7		$ 1,843.1
Less: Current portion of long-term debt	138.6		872.6		500.0
Long-term debt	3,265.7		3,171.1		1,343.1
Term Loan | 2.20% Syndicated Bank term Loan, Due 2014
Debt Instrument [Line Items]
Long-term debt	0	[1]	1,350.0	[2]	0	[2]
Debentures | 6.75% Lion Connecticut Holdings Inc. debentures, due 2013
Debt Instrument [Line Items]
Long-term debt	138.6	[3]	138.3	[3]	137.9	[3]
Debentures | 7.25% Lion Connecticut Holdings Inc. debentures, due 2023
Debt Instrument [Line Items]
Long-term debt	158.3	[3]	158.1	[3]	157.6	[3]
Debentures | 7.63% Lion Connecticut Holdings Inc. debentures, due 2026
Debt Instrument [Line Items]
Long-term debt	232.0	[3]	231.9	[3]	231.6	[3]
Debentures | 6.97% Lion Connecticut Holdings Inc. debentures, due 2036
Debt Instrument [Line Items]
Long-term debt	108.6	[3]	108.6	[3]	108.7	[3]
Notes Payable | 8.42% Equitable of Iowa Companies Capital Trust II Notes, due 2027
Debt Instrument [Line Items]
Long-term debt	13.9		13.9		14.0
Notes Payable | 2.53% Lion Connecticut Holdings Inc. Floating Rate Note, due 2016
Debt Instrument [Line Items]
Long-term debt	150.0	[4]
Notes Payable | 2.56% Lion Connecticut Holdings Inc. Floating Rate Note, due 2016
Debt Instrument [Line Items]
Long-term debt			500.0	[5]	500.0	[5]
Property Loan | 1.00% Windsor Property Loan
Debt Instrument [Line Items]
Long-term debt	4.9		4.9		4.9
Surplus Notes | 0.96% Surplus Floating Rate Note
Debt Instrument [Line Items]
Long-term debt	0	[6]	359.3	[7]	359.3	[7]
Surplus Notes | 0.93% Surplus Floating Rate Note
Debt Instrument [Line Items]
Long-term debt	0	[8]	329.1		329.1
Senior Notes | 5.5% Senior Notes, due 2022
Debt Instrument [Line Items]
Long-term debt	849.6		849.6		0
Senior Notes | 2.9% Senior Notes, due 2018
Debt Instrument [Line Items]
Long-term debt	998.4
Junior Subordinated Notes (2053 Notes) | 5.65% Fixed-to-Floating Rate Junior Subordinated Notes, due 2053
Debt Instrument [Line Items]
Long-term debt	$ 750.0

[1]	On May 21, 2013, the outstanding loan was paid in full.
[2]	See the "Credit Facilities" section of this note for information on the Term Loan Agreement of the Senior Credit Facility.
[3]	Guaranteed by ING Group.
[4]	On July 5, 2013, the outstanding loan was paid in full.
[5]	See the "Affiliated Financing Agreements" in the Related Party Transactions note to these Consolidated Financial Statements.
[6]	On January 3, 2013, the note was paid in full.
[7]	On January 3, 2013, the note was repaid. See the "Surplus Notes" section of this note below.
[8]	On April 19, 2013, the note was paid in full.